Fees Summary	Oct. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,000,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	261,000.00
Total Offset Amount	0.00
Net Fee	261,000.00
Narrative - Max Aggregate Offering Price	$ 3,000,000,000.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true